Shareholder Fees {- Fidelity® Intermediate Treasury Bond Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 | Fidelity® Intermediate Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none